Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Restricted Assets And Liabilities Relating To Securitization [Line Items]
Minimum required percent of annual after-tax profit, general reserve	10.00%
Required reserve, percent of respective registered capital	50.00%
Minimum required percent of annual after-tax profit, statutory common reserve	10.00%
Appropriation to the statutory reserve	$ 3,292	$ 3,206	$ 2,388
Aggregate amount of paid-in capital and statutory reserves not available for distribution	$ 23,457	$ 17,835